Related Party Transactions - Disclosure of compensation for directors, officers and key management personnel (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions Abstract
Salaries and Benefits	$ 133,652	$ 194,782	$ 422,609	$ 467,539
Consulting fees	129,560	85,000	400,373	311,250
Non-cash Options Vested	127,231	260,625	833,011	1,829,998
Total	$ 390,443	$ 540,407	$ 1,655,993	$ 2,608,787